Prepayments and Other Assets, Net - Schedule of Security Deposits with Real Estate Developers, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Security deposits with real estate developers under Exclusive Sales Contract
Without Sales Commitment Arrangement	¥ 54,729	¥ 53,940
Less: allowance for credit losses	(32,035)	(32,035)
Security deposits with real estate developers, net	22,694	21,905
Without Sales Commitment Arrangement [Member]
Security deposits with real estate developers under Exclusive Sales Contract
Without Sales Commitment Arrangement	¥ 54,729	¥ 53,940